Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Churchill Capital Corp II
Entity Central Index Key	0001774675
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false